Related party transactions - Schedule Of Allocations Are Reflected Statements Of Operations (Details) - USD ($)			3 Months Ended	4 Months Ended		6 Months Ended		12 Months Ended
		Feb. 25, 2026	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Allocations Are Reflected In Statements Of Operations [Line Items]
General and administrative expenses		$ 33,697	$ 184,418	$ 249,667
OHB Pediatrics Ltd [Member]
Schedule Of Allocations Are Reflected In Statements Of Operations [Line Items]
General and administrative expenses					$ 15,000	$ 2,813,000	$ 710,000	$ 1,297,000	$ 15,000
Research and development costs	[1]					34,000	6,000	23,000	$ 0
Subsidiary of Common Parent [Member] | OHB Pediatrics Ltd [Member]
Schedule Of Allocations Are Reflected In Statements Of Operations [Line Items]
General and administrative expenses					0	543,000	34,000	113,000
Research and development costs					$ 0	$ 955,000	$ 301,000	$ 708,000

[1]	Other research and development costs include, but are not limited to, publications, sponsorships, membership fees, scientific conferences, and medical affairs strategy and branding.